Note Payable - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jul. 01, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 487,500
Fixed interest rate			2.50%
Note payable		$ 146,250
Interest expense	$ 3,656	8,531
Accrued interest	$ 0	$ 0